Government Grants	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Government Grants
16.	Government Grants
Details of Government grants as of June 30, 2022 and December 31, 2021 are as follows:

		June 30, 2022		December 31, 2021
Grants	Goverment Entity	Non-current Liability	Current liability	Non-current Liability	Current liability
Flexener	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	97,494	202,389	180,711	183,342
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	206,366	554,165	245,605	786,358
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	186,272	441,405	284,621	530,409
Magnetor	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	4,778	17,808	0	34,747
Minichargers	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	14,540	54,195	0	0
Coldpost	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	10,269	27,893	0	0
Cupons Industria	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	1,993	7,431	0	0
Alt Impac	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	74,779	278,721	543,846	0

Total		596,491	1,584,007	1,254,783	1,534,856

Government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)” and “Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)” for an amount of Euros 1,779,412 and Euros 401,086, respectively, to develop new technologies and promote smart mobility solutions. The impact in the interim condensed consolidated statement of profit or loss and other comprehensive income (recognized in the “Net Other income” (for the first six months of 2022 amounts to Euros
 784,924 (Euros 325,372 for the period ended June 30, 2021), as a result of the established conditions agreed with the aforementioned entities. As of June 30, 2022 Euros 3,568,255 are pending to be received from government entities (Euros 3,633,441 as of December 31, 2021).

18.	GOVERNMENT GRANTS
Details of Government grants at 31 December 2021 are as follows (At 31 December 2020 was nil):

(In Euros)		31 December 2021
Grants	Government Entity	Non-current liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	245,605	786,358
Flexener	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	180,711	183,342
Magnetor	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	—	34,747
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	284,621	530,409
Alt impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	543,846	—

Total		1,254,783	1,534,856

Government grants include the grants assigned to the Group during 2021 by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)” and “Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)” for an amount of Euros 2,957,836 and Euros 543,846, respectively, to develop new technologies and promote smart mobility solutions. The impact in the statement of profit or loss (recognized in the “Other income”) for 2021 amounts to Euros 712,043, as a result of the established conditions agreed with the aforementioned entities. During 2021, Euros 233,088 have been received from government entities, therefore, at 31 December 2021, Euros 3,633,441 are pending receipt (see Note 24).